Interim condensed consolidated statement of comprehensive income (loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Net loss for the period	€ (69,467)	€ (175,882)
Items that will be reclassified subsequently to profit or loss	(175)	(260)
Currency translation differences - equity method	(116)	(183)
Currency translation differences	(59)	(77)
Items that will not be reclassified subsequently to profit or loss	73	93
Remeasurement of defined benefit plans	73	93
Total other comprehensive loss	(102)	(167)
Total comprehensive loss	€ (69,570)	€ (176,049)